Quarterly Financial Information (Unaudited) (Quarterly Financial Results) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Total Operating Revenues	$ 34,439	$ 32,957	$ 32,575	$ 32,476	$ 33,163	$ 32,158	$ 32,075	$ 31,356	$ 132,447	$ 128,752	$ 127,434
Operating Income (Loss)	(5,550)	5,402	5,616	6,278	12,238	6,188	6,113	5,940	11,746	30,479	12,997
Net Income (Loss)	(3,896)	3,059	3,621	3,734	6,995	3,905	3,880	3,773	6,518	18,553	7,539
Income from Continuing Operations Attributable to AT&T									6,224	18,249	7,264
Net Income attributable to AT&T	$ (3,977)	$ 3,002	$ 3,547	$ 3,652	$ 6,913	$ 3,814	$ 3,822	$ 3,700	$ 6,224	$ 18,249	$ 7,264
Basic Earnings Per Share Attributable to AT&T	$ (0.77)	$ 0.58	$ 0.68	$ 0.70	$ 1.31	$ 0.72	$ 0.71	$ 0.67	$ 1.19	$ 3.39	$ 1.25
Diluted Earnings Per Share Attributable to AT&T	$ (0.77)	$ 0.58	$ 0.68	$ 0.70	$ 1.31	$ 0.72	$ 0.71	$ 0.67	$ 1.19	$ 3.39	$ 1.25
Close	$ 33.59	$ 35.24	$ 35.36	$ 35.07	$ 35.16	$ 33.82	$ 35.40	$ 36.69	$ 33.59	$ 35.16
High
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 36.16	$ 37.48	$ 36.86	$ 35.50	$ 36.80	$ 36.31	$ 39.00	$ 36.87	$ 36.16	$ 36.80
Low
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 32.07	$ 34.17	$ 34.32	$ 31.74	$ 33.09	$ 33.19	$ 34.10	$ 32.76	$ 32.07	$ 33.09